FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of fair value of financial instruments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management Objectives And Policies [Line Items]
Common share purchase warrants	$ 31,888	$ 1,539
Level 1 [Member]
Financial Risk Management Objectives And Policies [Line Items]
Common share purchase warrants	0	0
Level 2 [Member]
Financial Risk Management Objectives And Policies [Line Items]
Common share purchase warrants	1,539	31,888
Level 3 [Member]
Financial Risk Management Objectives And Policies [Line Items]
Common share purchase warrants	$ 0	$ 0